Statements of Operations - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Total operating expenses				$ 2,572,890	$ 1,764,719
Loss from operations				(2,572,890)	(1,764,719)
Other income:
Interest income				420,940	756,539
Interest expense					(7,428)
Total other income				420,940	749,111
Formation and operating costs
Net loss before income taxes				(2,151,950)	(1,015,608)
Provision for income taxes				(80,000)	(132,000)
Net loss				$ (2,231,950)	(1,147,608)
Other comprehensive income:
Weighted-average common shares outstanding, basic
Weighted-average common shares outstanding, diluted
Basic net loss per share
Diluted net loss per share
Xtribe PLC [Member]
Net sales		$ 25,179	$ 6,727		17,700	$ 22,406
Cost of sales						23,083
Gross profit		25,179	6,727		17,700	(677)
Operating expenses:
General and administrative expenses		1,544,036	1,045,735		2,211,549	1,520,436
Sales and marketing expenses		155,045	163,775		253,420	1,476,904
Research and development		35,524			122,006	111,406
Total operating expenses		1,734,605	1,209,510		2,586,975	3,108,746
Loss from operations		(1,709,426)	(1,202,783)		(2,569,275)	(3,109,423)
Other income:
Interest expense		4,129	66,635		91,943	53,728
Net loss before income taxes		(1,713,555)	(1,269,418)		(2,661,218)	(3,163,151)
Provision for income taxes		50	302		2,096	4,576
Net loss		(1,713,605)	(1,269,720)		(2,663,314)	(3,167,727)
Other comprehensive income:
Foreign currency translation adjustments		(64,267)	(162,127)		118,292	200,514
Comprehensive loss		$ (1,777,872)	$ (1,431,847)		$ (2,545,022)	$ (2,967,213)
Weighted-average common shares outstanding, basic		10,382,414	9,701,000		9,701,000	9,701,000
Weighted-average common shares outstanding, diluted		10,382,414	9,701,000		9,701,000	9,701,000
Basic net loss per share		$ (0.16)	$ (0.13)		$ (0.27)	$ (0.33)
Diluted net loss per share		$ (0.16)	$ (0.13)		$ (0.27)	$ (0.33)
Common Shares Subject To Redemption [Member]
Other comprehensive income:
Weighted-average common shares outstanding, basic				753,475	1,535,014
Weighted-average common shares outstanding, diluted				753,475	1,535,014
Basic net loss per share
Diluted net loss per share
Non Redeemable Common Shares [Member]
Other comprehensive income:
Weighted-average common shares outstanding, basic				2,875,000	2,875,000
Weighted-average common shares outstanding, diluted				2,875,000	2,875,000
Basic net loss per share				$ (0.78)	$ (0.40)
Diluted net loss per share				$ (0.78)	$ (0.40)